ARK ETF TRUST

ARK Innovation ETF

ARK Genomic Revolution Multi-Sector ETF

ARK Industrial Innovation ETF

ARK Web x.0 ETF

SUPPLEMENT DATED NOVEMBER 6, 2014

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED SEPTEMBER 30, 2014

The information in this supplement updates information in, and should be read in conjunction with, the Prospectuses and Statement of Additional Information for ARK Innovation ETF, ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF and ARK Web x.0 ETF (collectively, the “Funds”).

Effective immediately, all references to the Funds’ website as “http://ark-invest.com” are hereby deleted and replaced with “http://ark-funds.com”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE